Income Tax Matters - Significant Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets relating to:
Allowance for loan losses	$ 1,934	$ 2,514	$ 2,439
Deferred compensation	853	696	595
Other	856	1,030	264
Net unrealized loss on securities available for sale	289
Total deferred tax assets	3,932	4,240	3,298
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale		(801)	(1,164)
Premises and equipment	(487)	(651)	(678)
Deferred loans fees and costs	(199)	(187)	(205)
Loan servicing	(201)	(208)	(206)
Prepaid expenses			(149)
Total deferred tax liabilities	(887)	(1,847)	(2,402)
Net recorded deferred tax asset	$ 3,045	$ 2,393	$ 896